Related parties	12 Months Ended
Dec. 31, 2018
Disclosure Of Related Party Explanatory [Abstract]
Cerro Verde
4.	Related parties

Accounts receivable from related parties and accounts payable to related parties are made up as follows:

	December 31 , 2018	December 31 , 2017
	US$(000)	US$(000)

Accounts receivable from related parties
Parent Company
FMC (a)	409,688	372,327
Other related parties
Sumitomo Metal Mining Company, Ltd. (b)	12,918	19,900
Climax Molybdenum Marketing Corporation (c)	10,038	19,570
Embedded derivatives
Embedded derivatives (d)	(19,293)	65,622

Total accounts receivable from related parties	413,351	477,419

Classification by measurement
Accounts receivables from related parties (not subject to provisional pricing)	67,050	2,305
Accounts receivables from related parties (subject to provisional pricing)	365,594	409,492
Embedded derivatives (d)	(19,293)	65,622

	413,351	477,419

Accounts payable to related parties
Parent Company
FMC (e)	8,860	8,470
Other related parties
Freeport-McMoRan Sales Company Inc.	3,192	3,601
PT Freeport Indonesia	2,301	-
Minera Freeport-McMoRan South America Ltda	521	1,248
Freeport Cobalt OY	-	296
Minera Freeport-McMoRan South America S.A.C.	-	66
Total accounts payable to related parties	14,874	13,681
Less: accounts payable to related parties, long term	(8,860)	(8,147)

Total accounts payable, short term	6,014	5,534

(a)
Accounts receivable from FMC mainly correspond to sales of copper concentrate and copper cathode. The Company has a long-term agreement with FMC through which it has committed to sell between 70% and 80% of its annual copper concentrate production through December 31, 2021. Terms of the contracts are reviewed annually.

(b)
The Company has a long-term agreement with Sumitomo through which it has committed to sell 21% of its annual copper concentrates production through December 31, 2021. Terms of the contracts are reviewed annually.

(c)
The Company has a long-term agreement with Climax Molybdenum Marketing Corporation (a wholly owned subsidiary of FMC) through which it has committed to sell 100% of its annual molybdenum concentrate production, at a price based on the
Metals Week
Dealer Oxide price and under a delivery type known as CIF (cost, insurance and freight) through December 31, 2020.

(d)
Reflects the embedded derivative adjustment of US$(19.3) million as of December 31, 2018, and US$65.6 million as of December 31, 2017, associated with accounts receivable from related parties (See Note 2(d) and 22).

(e)	Accounts payable to FMC as of December 31, 2018, is related to stock option benefits for US$8.9 million (US$8.1 as of December 31, 2017).

Short-term and long-term employee benefits are recognized as expenses during the period earned. Benefits received by key management personnel represent 0.38% of total revenues for the year 2018 (0.35% for the year 2017). For the years 2018 and 2017, Freeport had granted stock option and/or restricted stock unit benefits to certain key management personnel, the amounts of which are not significant at those dates. As of December 31, 2018 and 2017, the Company does not have any other long-term benefits.

Terms and transactions with related parties -

Transactions with related parties are made at normal market prices. Outstanding balances are unsecured, interest free and settlement occurs in cash. There have been no guarantees provided or received for any accounts receivables from related parties. As of December 31, 2018 and 2017, the Company had not recorded any impairment of accounts receivable from related parties.